Other Financial Statement Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Financial Statement Information [Abstract]
Summary of Property and equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2021
Machinery and warehouse equipment	$7,133	$7,252
Internally developed software	8,044	12,593
Computer equipment	2,880	3,330
Leasehold improvements hold Improvements	1,763	2,164
Furniture and fixtures	1,241	1,184
Construction in progress	471	25

Total property and equipment	21,532	26,548
Less: accumulated depreciation	(6,432)	(10,616)

Property and equipment, net	$15,100	$15,932

Summary of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,	March 31,
	2021	2022
Inventory purchases	$4,659	$4,258
Compensation and benefits	2,072	3,759
Advertising costs	2,363	2,927
Fulfillment costs	1,120	1,900
Sales taxes	1,812	1,762
Other accrued expenses	8,625	9,602

Total accrued expenses	$20,651	$24,208

Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2021
Inventory purchases	$6,285	$4,659
Advertising costs	1,936	2,363
Compensation and benefits	1,545	2,072
Sales taxes	1,999	1,812
Fulfillment costs	1,156	1,120
Other accrued expenses	6,889	8,625

Total accrued expenses	$19,810	$20,651